Financial Instruments – Risk Management - Schedule of Interest Rate Risk (Details) - Interest Rate Risk [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Fixed-rate instruments [Member]
Fixed-rate instruments
Current financial liabilities	$ 227,154,007	$ 187,141,491
Non-current financial liabilities	19,608,629	193,681,929
Liabilities arising from financing activities	246,762,636	380,823,420
Variable-rate instruments [Member]
Fixed-rate instruments
Current financial liabilities		47,369,260
Non-current financial liabilities		14,376,062
Liabilities arising from financing activities		$ 61,745,322